UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:   Septembet 30, 2005

Check here if Amendment [_]   Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               COMPASS GROUP LLC

Address             126 E. 56TH ST. 19TH FL.
                    NEW YORK, NY 10022

13F File Number:    28-11282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     ANIL L.CRASTO
Title:    CHIEF OPERATING OFFICER
Phone:    212-355-7525

Signature, Place, and Date of Signing:

/s/ ANIL L. CRASTO NEW YORK, NY APRIL 13, 2005

Report Type:

[X]   13F HOLDINGS REPORT.
[_]   13F NOTICE.
[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $2604 (000's)


List of Other Included Managers:

No.     13F File Number         Name
             None

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FORM 13 F INFORMATION	TABLE

				VALUE	SHARES/	SH/PUT/	INVESTMT	OTHER   VOTING	AUTHOR	ITY
NAME OF ISSUER		TITTLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRNCALL	DSCRETN	MANAGERS SOLE	SHARED	NONE


TELESP CELLULAR PART SA		SPON ADR PFD	87952L108	802	204700	SH	SOLE	204700	0	0
ENERSIS SA			SPONSORED ADR	29274F104	309	27000	SH	SOLE	27000	0	0
EMBOTELLDORAANDINA SA		SPON ADR A	29081P204	312	20000	SH	SOLE	20000	0	0
UNIBANCO-UNIAO DE BANCO	S BRA	GDR REP PFD UT	90458E107	594	11300	SH	SOLE	11300	0	0
MOBILE TELESYSTEMS OJSC		SPONSORED ADR	607409109	427	10500	SH	SOLE	10500	0	0
COMPANIA DE MINAS BUENA	VENTU	SPONSORED ADR	204448104	82	2650	SH	SOLE	2650	0	0
NEWMONT MNG CORP		COM		651639106	78	1650	SH	SOLE	1650	0	0






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